VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

(“Portfolio”)

Supplement dated March 11, 2015

to the Portfolio’s Adviser Class (“Class ADV”), Class I, Class S, and
Service 2 Class (“Class S2”) shares Prospectus

dated May 1, 2014, as supplemented November 21, 2014,

Class ADV, Class I, Class S and Class S2 Summary Prospectus

dated November 21, 2014 and

Class T Prospectus and Class T Summary Prospectus

dated November 17, 2014

(each a “Prospectus” and collectively “Prospectuses”)

On September 12, 2014, in conjunction with the reorganization of Voya International Value Portfolio and Voya Global Resources Portfolio into the Portfolio, the Portfolio’s Board of Directors approved a change with respect to the Portfolio’s expense structure.

1.	Effective on or about March 6, 2015, the Portfolio’s Class ADV, Class I, Class S, and Class S2 Prospectuses were revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses [1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	I2	S	S2[2]
Management Fee	%	0.46	0.46	0.46	0.46
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	None	0.25	0.50
Administrative Services Fee	%	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.21
Total Annual Portfolio Operating Expenses	%	1.27	0.77	1.02	1.27
Waivers and Reimbursements[3]	%	(0.13)	(0.13)	(0.13)	(0.23)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.14	0.64	0.89	1.04

1.	The expense ratios have been adjusted to reflect current contractual rates.
2.	Based on Class ADV shares’ expenses adjusted for contractual differences.
3.	The adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, and 1.24% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2016. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.14%, 0.64%, 0.89%, and 1.04% for Class ADV, Class I, Class S, Class S2 shares, respectively through May 1, 2016. The obligation will renew if the adviser elects to renew it and is not eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. Last, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2016. The distribution fee waiver will only continue if the distributor elects to renew it. Notwithstanding the foregoing, termination or modification of these obligations requires approval by the Portfolio’s board.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Examples” are hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$116	390	684	1,522
I	$65	233	415	942
S	$91	312	551	1,236
S2	$106	380	675	1,514

2.	Effective on or about March 6, 2015, the Portfolio’s Class T shares Prospectuses were revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses [1]

Expenses you pay each year as a % of the value of your investment

Class		T2
Management Fee	%	0.46
Distribution and/or Shareholder Service (12b-1) Fees	%	0.75
Administrative Services Fee	%	0.10
Other Expenses	%	0.21
Total Annual Portfolio Operating Expenses	%	1.52
Waivers and Reimbursements[3]	%	(0.28)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.24

1.	The expense ratio has been adjusted to reflect current contractual rates.

2.	Based on Class ADV shares’ expenses adjusted for contractual differences.
3.	The adviser is contractually obligated to limit expenses to 1.44% for Class T shares through May 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.24% for Class T shares through May 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is contractually obligated to waive 0.15% of the distribution fee for Class T shares through May 1, 2016. Termination or modification of these obligations requires approval by the Portfolio’s board.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” are hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$126	453	802	1,789